Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Details of Other Operating Income and Expenses
Details of other operating income and expenses for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in millions of Won)	2019		2020	2021
Other operating income
Gain on disposals of assets held for sale	￦	37,461	841	60,208
Gain on disposals of investment in subsidiaries, associates and joint ventures		27,836	88,836	85,981
Gain on disposals of property, plant and equipment		49,367	15,548	12,016
Gain on disposals of intangible assets		1,896	815	273
Gain on valuation of firm commitment		60,201	107,511	169,485
Gain on valuation of emission rights		25,440	—	—
Gain on disposals of emission rights		11,141	24,851	567
Reversal of other provisions		36,522	5,154	33,887
Premium income		3,326	25,253	38,115
Miscellaneous income(*1,2)		189,610	111,701	157,703
Others		8,091	21,826	19,762

	￦	450,891	402,336	577,997

Other operating expenses
Impairment loss on assets held for sale	￦	(38,328)	(5,030)	—
Loss on disposals of investments in subsidiaries, associates and joint ventures		(6,539)	(14,632)	(12,882)
Loss on disposals of property, plant and equipment		(120,227)	(142,126)	(95,720)
Impairment loss on property, plant and equipment		(442,700)	(27,040)	(311,520)
Impairment loss on investment property		(32,642)	—	—
Impairment loss on intangible assets		(191,021)	(197,776)	(224,328)
Loss on valuation of firm commitment		(37,685)	(93,098)	(111,542)
Idle tangible asset expenses		(34,152)	(19,276)	(23,843)
Increase to provisions		(23,074)	(30,536)	(37,962)
Donations		(51,567)	(45,652)	(101,258)
Miscellaneous losses		(95,878)	(63,525)	(69,972)
Others		(16,152)	(6,883)	(38,465)

	￦	(1,089,965)	(645,574)	(1,027,492)

(*1)
During the year ended December 31, 2021, the Company recognized
￦
46,283 million of
other
operating
income for refund of taxes other than income tax as a result of administrative litigation for tax audits.

(*2)
During the year ended December 31, 2019, the company recognized other operating income for the refunded amount of
￦
74,044 million as a result of request for judgement on value added tax related to imported LNG.